Goodwill and Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 31.3	$ 24.8	$ 12.6
Reduction in quantitative impairment test	15.00%
Decrease in quantitative impairment test	2.00%
Decrease in cash flow projection period for goodwill associated with the reverse mortgage reporting unit	25.00%